Annual Fund Operating Expenses	Jan. 28, 2026
TETON WESTWOOD MIGHTY MITES FUND | TETON WESTWOOD MIGHTY MITES FUND CLASS AAA
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.53%
TETON WESTWOOD MIGHTY MITES FUND | TETON WESTWOOD MIGHTY MITES FUND CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.53%
TETON WESTWOOD MIGHTY MITES FUND | TETON WESTWOOD MIGHTY MITES FUND CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	2.28%
TETON WESTWOOD MIGHTY MITES FUND | TETON WESTWOOD MIGHTY MITES FUND Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.28%
Keeley Small Cap Fund | Keeley Small Cap Fund CLASS AAA
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.66%
Fee Waiver or Reimbursement	(0.41%)	[1]
Net Expenses (as a percentage of Assets)	1.25%
Keeley Small Cap Fund | Keeley Small Cap Fund CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.66%
Fee Waiver or Reimbursement	(0.41%)	[1]
Net Expenses (as a percentage of Assets)	1.25%
Keeley Small Cap Fund | Keeley Small Cap Fund CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	2.41%
Fee Waiver or Reimbursement	(0.41%)	[1]
Net Expenses (as a percentage of Assets)	2.00%
Keeley Small Cap Fund | Keeley Small Cap Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.41%
Fee Waiver or Reimbursement	(0.41%)	[1]
Net Expenses (as a percentage of Assets)	1.00%
TETON Convertible Securities Fund | TETON Convertible Securities Fund CLASS AAA
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.91%
Expenses (as a percentage of Assets)	2.16%
Fee Waiver or Reimbursement	(1.00%)	[2]
Net Expenses (as a percentage of Assets)	1.16%
TETON Convertible Securities Fund | TETON Convertible Securities Fund CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.91%
Expenses (as a percentage of Assets)	2.16%
Fee Waiver or Reimbursement	(1.00%)	[2]
Net Expenses (as a percentage of Assets)	1.16%
TETON Convertible Securities Fund | TETON Convertible Securities Fund CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.91%
Expenses (as a percentage of Assets)	2.91%
Fee Waiver or Reimbursement	(1.00%)	[2]
Net Expenses (as a percentage of Assets)	1.91%
TETON Convertible Securities Fund | TETON Convertible Securities Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.91%
Expenses (as a percentage of Assets)	1.91%
Fee Waiver or Reimbursement	(1.00%)	[2]
Net Expenses (as a percentage of Assets)	0.91%
TETON WESTWOOD EQUITY FUND | TETON WESTWOOD EQUITY FUND CLASS AAA
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.68%
TETON WESTWOOD EQUITY FUND | TETON WESTWOOD EQUITY FUND CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.68%
TETON WESTWOOD EQUITY FUND | TETON WESTWOOD EQUITY FUND CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	2.43%
TETON WESTWOOD EQUITY FUND | TETON WESTWOOD EQUITY FUND Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.43%
TETON WESTWOOD BALANCED FUND | TETON WESTWOOD BALANCED FUND CLASS AAA
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.43%
TETON WESTWOOD BALANCED FUND | TETON WESTWOOD BALANCED FUND CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.43%
TETON WESTWOOD BALANCED FUND | TETON WESTWOOD BALANCED FUND CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution or Similar (Non 12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	2.18%
TETON WESTWOOD BALANCED FUND | TETON WESTWOOD BALANCED FUND Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.18%

[1]	Gabelli Funds, LLC (the “Small Cap Adviser”) has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Small Cap Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.25% for Class AAA shares, 1.25% for Class A shares, 2.00% for Class C shares, and 1.00% for Class I shares. Under this same arrangement, the Small Cap Fund will carry forward, for a period not to exceed two years from the date that an amount is waived, any fees in excess of the expense limitation and repay the Small Cap Adviser such amount provided the Small Cap Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment. The fee waiver and/or expense reimbursement arrangement will continue until at least January 31, 2027, and may not be terminated by the Fund or the Small Cap Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Small Cap Adviser, the Small Cap Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.
[2]	Keeley-Teton Advisors, LLC (the “Adviser”) has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Convertible Securities Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.15% for Class AAA shares, 1.15% for Class A shares, 1.90% for Class C shares, and 0.90% for Class I shares. Under this same arrangement, the Convertible Securities Fund will carry forward, for a period not to exceed three years from the date that an amount is waived, any fees in excess of the expense limitation and repay the Adviser such amount provided the Convertible Securities Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment. The fee waiver and/or expense reimbursement arrangement will continue until at least January 31, 2027, unless sooner terminated by the Fund or by the Adviser with the consent of the Board, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.